Report of Directors Corporate Governance - Strategic measures (Details) $ in Billions	12 Months Ended
Dec. 31, 2025 USD ($)
Disclosure of transactions between related parties [line items]
Increase in RBW NPS	0.05%
Annual savings	$ 1.2
Savings baseline	1.0
Estimated reduction in cost	$ 1.5
Increase in high performer attrition	0.40%
High performer attrition %	4.10%
Increase in inclusion index	0.10%
Inclusion index, snapshot survey, percentage	78.30%
Customer satisfaction
Disclosure of transactions between related parties [line items]
Weighting (%)	15.00%
Assessment (%)	76.00%
Deliver benefits of announced organisational changes
Disclosure of transactions between related parties [line items]
Weighting (%)	8.00%
Assessment (%)	87.50%
Gender representation in leadership
Disclosure of transactions between related parties [line items]
Increase in female leadership representation	0.10%
Female leadership representation %	34.70%
Asian employees represented in leadership
Disclosure of transactions between related parties [line items]
Increase in Asian employee representation	1.60%
Asian employee representation %	40.90%
Black employees represented in leadership
Disclosure of transactions between related parties [line items]
Black employee representation %	3.00%
People and culture
Disclosure of transactions between related parties [line items]
Weighting (%)	7.00%
Assessment (%)	50.00%